October 5, 2010

EDGAR FILING

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	First Investors Equity Funds (File Nos. 33-46924; 811-06618)
First Investors Income Funds (File Nos. 002-89287 and 811-03967)
First Investors Tax Exempt Funds (File Nos. 002-82572 and 811-03690)
First Investors Life Series Funds (File Nos. 002-98409 and 811-04325)
Definitive Proxy Statement

Dear Sir or Madam:

On behalf of the First Investors Funds entities listed above, and each series thereof (the “Funds”), transmitted herewith for filing pursuant to Rule 14a-6(b) under the Securities Exchange Act of 1934, is a definitive proxy statement (“Proxy Statement”) to be used in connection with a special meeting of the shareholders of the Funds to be held on November 19, 2010 (the “Meeting”).  The Proxy Statement consists of a letter to shareholders, Questions & Answers, notice of meeting, proxy statement and form of proxy.

The Meeting will be held to consider the following items of business:

1.	To approve a new investment advisory agreement between First Investors Management Company, Inc. and each Fund;

2.	To elect six Trustees to the Board of Trustees of each Trust; and

3.	To transact such other business as may properly come before the Meeting and any adjournments or postponements thereof.

If you have any questions or comments regarding the foregoing, please contact me at (202) 778-9187.

Very truly yours,

/s/ Francine J. Rosenberger

Francine J. Rosenberger

Attachments

cc:	Larry R. Lavoie
Mary Carty
First Investors Management Company, Inc.